ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2014
Business acquisition details
Schedule of the allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$1,994
Goodwill	9,802
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(126)

Net assets acquired	$10,127

Schedule of pro forma results of operations

Year Ended December 31, 2013
Unaudited
Pro forma net loss for the year	$(409,020)
Pro forma net loss per share — basic	$(2.37)